RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Customer Acquisition Costs	$ 174,575	$ 185,355	$ 119,555
Accounts payable, related parties		12,823
Interest expense	733
Conduit Shareholders [Member] | ClientConnect [Member]
Related Party Transaction [Line Items]
Services provided by related party to Client Connect, Ltd.	1,645
Revenue from transactions with related party to Client Connect, Ltd.	142
Number of officers	2
Conduit Shareholders [Member] | ClientConnect [Member] | Line of Credit [Member]
Related Party Transaction [Line Items]
Line of credit, maximum borrowing capacity		20,000
Debt instrument, interest rate	3.00%
Proceeds from lines of credit	14,750
Debt instrument, maturity date	Apr. 01, 2014
Interest expense	117
Perion Network Ltd [Member]
Related Party Transaction [Line Items]
Customer Acquisition Costs		18,271
Accounts payable, related parties		$ 12,823